Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
	December 31, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$54,493	$54,493	$82,835	$82,835
Restricted cash	$6,669	$6,669	$24,962	$24,962
Due from related parties, short-term	$1,361	$1,361	$—	$—
Investments in available-for-sale securities	$15,099	$15,099	$—	$—
Due to related parties, short-term	$18,489	$18,489	$2,848	$2,848
Ship mortgage notes and premium	$671,810	$657,860	$610,000	$622,963
Other long-term debt	$492,522	$492,522	$544,448	$544,448
Due to related parties, long-term	$9,625	$9,625	$5,144	$5,144
Loans receivable from affiliates	$7,791	$7,791	$2,660	$2,660

Fair Value of Financial Instruments measured on a Non-Recurring Basis
	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes and premium	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Due to related parties, long-term(1)	$9,625	$—	$9,625	(1)	$—
Loans receivable from affiliates	$7,791	$—	$7,791	(1)	$—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$82,835	$82,835	$—		$—
Restricted cash	$24,962	$24,962	$—		$—
Ship mortgage notes and premium	$622,963	$622,963	$—		$—
Other long-term debt(1)	$544,448	$—	$544,448	(1)	$—
Due to related parties, long-term(1)	$5,144	$—	$5,144	(1)	$—
Loans receivable from affiliates	$2,660	$—	$2,660	(1)	$—

(1) The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.

Fair Value of Financial Instruments measured on a Recurring Basis
	Fair Value Measurements as of December 31, 2014 Using
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$15,099	$15,099	$—	$—

	Fair Value Measurements at December 31, 2013 Using
	Total	Level I	Level II	Level III
Derivatives (included under “Prepaid expenses and other current assets”)	$3,446	$—	$3,446	$—